Prospectus Supplement	September 29, 2021

Putnam California Tax Exempt Income Fund	Putnam New York Tax Exempt Income Fund
Putnam Convertible Securities Fund	Putnam Ohio Tax Exempt Income Fund
Putnam Diversified Income Trust	Putnam Pennsylvania Tax Exempt
Putnam Dynamic Asset Allocation	Income Fund
Balanced Fund	Putnam PanAgora Risk Parity Fund
Putnam Dynamic Asset Allocation	Putnam Research Fund
Conservative Fund	Putnam Retirement Advantage 2025 Fund
Putnam Dynamic Asset Allocation	Putnam Retirement Advantage 2030 Fund
Growth Fund	Putnam Retirement Advantage 2035 Fund
Putnam Dynamic Risk Allocation Fund	Putnam Retirement Advantage 2040 Fund
Putnam Emerging Markets Equity Fund	Putnam Retirement Advantage 2045 Fund
Putnam Fixed-Income Absolute Return Fund	Putnam Retirement Advantage 2050 Fund
Putnam Floating Rate Income Fund	Putnam Retirement Advantage 2055 Fund
Putnam Focused Equity Fund	Putnam Retirement Advantage 2060 Fund
Putnam Focused International Equity Fund	Putnam Retirement Advantage 2065 Fund
George Putnam Balanced Fund	Putnam Retirement Advantage
Putnam Global Health Care Fund	Maturity Fund
Putnam Global Income Trust	Putnam RetirementReady 2025 Fund
Putnam Global Technology Fund	Putnam RetirementReady 2030 Fund
Putnam Growth Opportunities Fund	Putnam RetirementReady 2035 Fund
Putnam High Yield Fund	Putnam RetirementReady 2040 Fund
Putnam Income Fund	Putnam RetirementReady 2045 Fund
Putnam Intermediate-Term Municipal	Putnam RetirementReady 2050 Fund
Income Fund	Putnam RetirementReady 2055 Fund
Putnam International Capital	Putnam RetirementReady 2060 Fund
Opportunities Fund	Putnam RetirementReady 2065 Fund
Putnam International Equity Fund	Putnam RetirementReady Maturity Fund
Putnam International Value Fund	Putnam Short Duration Bond Fund
Putnam Large Cap Value Fund	Putnam Short-Term Municipal Income Fund
Putnam Massachusetts Tax Exempt	Putnam Small Cap Growth Fund
Income Fund	Putnam Small Cap Value Fund
Putnam Minnesota Tax Exempt Income Fund	Putnam Strategic Intermediate
Putnam Mortgage Opportunities Fund	Municipal Fund
Putnam Mortgage Securities Fund	Putnam Sustainable Future Fund
Putnam Multi-Asset Absolute Return Fund	Putnam Sustainable Leaders Fund
Putnam Multi-Cap Core Fund	Putnam Tax Exempt Income Fund
Putnam New Jersey Tax Exempt	Putnam Tax-Free High Yield Fund
Income Fund	Putnam Ultra Short Duration Income Fund

Effective September 29, 2021 for the funds listed above, in the section How do I buy fund shares? – Which class of shares is best for me? – Here is a summary of the differences among the classes of shares – Class R6 shares (available only to investors listed below), the following language is added under the sub-heading “The following investors may purchase class R6 shares:”

• health savings accounts (HSAs) purchasing shares through a registered broker-dealer or other financial institution.

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